Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Retained Earnings
Beginning balance at Jun. 30, 2015	$ 467,987	$ 709,191	$ 60,740		$ (37,984)	$ (263,960)
Loss for the period	(4,127)					(4,127)
Other comprehensive income (loss)	(1,039)			$ (334)	(705)
Total comprehensive profit/(loss) for the period	(5,166)			(334)	(705)	(4,127)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	60,947	60,947
Transactions with owners in their capacity as owners	60,947	60,947
Transfer exercised options		134	(134)
Fair value of share-based payments	3,149		3,149
Reclassification of modified options to liability	1,244		1,244
Increase (decrease) in equity	4,393	134	4,259
Ending balance at Jun. 30, 2016	528,161	770,272	64,999	(334)	(38,689)	(268,087)
Loss for the period	(76,815)					(76,815)
Other comprehensive income (loss)	347			31	316
Total comprehensive profit/(loss) for the period	(76,468)			31	316	(76,815)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	60,140	60,140
Transactions with owners in their capacity as owners	60,140	60,140
Transfer exercised options		13	(13)
Fair value of share-based payments	5,036		5,036
Reclassification of modified options to liability	(103)		(103)
Increase (decrease) in equity	4,933	13	4,920
Ending balance at Jun. 30, 2017	516,766	830,425	69,919	(303)	(38,373)	(344,902)
Loss for the period	(35,290)					(35,290)
Other comprehensive income (loss)	(579)			324	(903)
Total comprehensive profit/(loss) for the period	(35,869)			324	(903)	(35,290)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	49,358	49,358
Transactions with owners in their capacity as owners	59,018	59,018
Transfer exercised options		38	(38)
Fair value of share-based payments	5,959		5,959
Reclassification of modified options to liability	134		134
Increase (decrease) in equity	6,093	38	6,055
Contributions of equity for unissued ordinary shares, net of transaction costs	9,660	9,660
Ending balance at Jun. 30, 2018	$ 546,008	$ 889,481	$ 75,974	$ 21	$ (39,276)	$ (380,192)